Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 605,921	$ 107,278
Restricted cash	47,444	168,681
Accounts receivable	152,299	62,578
Materials and supplies	49,626	42,986
Deferred financing costs	17,707	15,124
Current portion of deferred mobilization costs	37,519	54,523
Prepaid expenses and other current assets	13,930	10,376
Total current assets	924,446	461,546
Property and equipment, net	3,760,421	3,436,010
Restricted cash	124,740	208,287
Deferred financing costs	32,157	32,386
Other assets	52,164	46,060
Total assets	4,893,928	4,184,289
Liabilities and shareholders' equity:
Accounts payable	30,230	26,845
Accrued expenses	39,345	39,095
Current portion of long-term debt	218,750	218,750
Accrued interest payable	29,594	12,099
Derivative liabilities, current	17,995	20,466
Current portion of deferred revenue	66,142	28,829
Total current liabilities	402,056	346,084
Long-term debt, net of current maturities	2,034,958	1,456,250
Deferred revenue	97,014	73,110
Other long-term liabilities	44,652	34,772
Total long-term liabilities	2,176,624	1,564,132
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Retained earnings (accumulated deficit)	21,951	(12,038)
Total shareholders' equity	2,315,248	2,274,073
Total liabilities and shareholders' equity	$ 4,893,928	$ 4,184,289